Stockholder's Equity and Deficit (Details) - USD ($)						1 Months Ended			2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		22 Months Ended	34 Months Ended
	Jan. 15, 2016	Dec. 07, 2015	Nov. 19, 2015	Sep. 15, 2015	Mar. 18, 2014	Dec. 31, 2015	Nov. 30, 2015	Aug. 31, 2014	Nov. 16, 2016	Mar. 26, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Nov. 14, 2016	Mar. 01, 2013
Stockholder's Equity and Deficit (Details) [Line Items]
Common Stock Authorized to be Sold, Shares (in Shares)																		1,000,000
Shares Issued, Price Per Share (in Dollars per share)																		$ 0.33
Stock Issued During Period, Shares, New Issues (in Shares)															904,377
Interest Paid											$ 93,252	$ 44,562	$ 60,136	$ 33,638
Stock Issued During Period, Value, New Issues													305,279	377,081
Proceeds from Issuance of Common Stock											$ 106,017	$ 195,443	246,663	349,081
Dividends													56,454	12,350
Dividends and Interest Paid													$ 13,242	2,987
Dividends Payable, Current														$ 42,722	$ 42,722
Founder Shares Cancelled (in Shares)					600,000
Common Stock, Shares, Outstanding (in Shares)						3,062,106					4,106,589		3,062,106	2,369,568	2,369,568	3,062,106
Regulation S Offering to Non-US Investors [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Common Stock Authorized to be Sold, Shares (in Shares)						1,000,000							1,000,000			1,000,000
Shares Issued, Price Per Share (in Dollars per share)						$ 0.33							$ 0.33			$ 0.33
Stock Issued During Period, Shares, New Issues (in Shares)													468,538	477,534		945,621
Proceeds from Issuance or Sale of Equity														$ 1,124,834
Payment of Financing and Stock Issuance Costs													$ 585,690	52,568
Payments of Stock Issuance Costs														695,185
Proceeds from the Issuance of Equity, Net														377,081
Paid-in-Kind Interest														0
Interest Paid														25,081
Stock Issued During Period, Value, New Issues													890,969
Proceeds from Issuance of Common Stock													$ 305,279
Dividends Payable, Current														$ 45,151	$ 45,151
Private Placement [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)						10,000
Proceeds from Issuance of Common Stock						$ 20,000
Subsequent Event [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)									1,231,607
Proceeds from Issuance or Sale of Equity										$ 190,201
Payments of Stock Issuance Costs									$ 119,303	123,349
Proceeds from the Issuance of Equity, Net										$ 66,682
Stock Issued During Period, Value, New Issues									$ 224,640
Financial Consulting Services, Legal Fees, Public Share Registration Expenses and Other Business Related Activities [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services							$ 85,250	$ 220,000
Stock Issued During Period, Shares, Issued for Services (in Shares)							77,500	110,000
General Corporate and Business Consulting Services [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)		100,000
Stock to be Issued for Services (in Shares)							400,000
General Corporate and Business Consulting Services [Member] | Subsequent Event [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Subsequent Event, Description	On January 15, 2016 this contract was cancelled for cause and demand was issued for the return of the shares. The remaining 300,000 of the shares were never issued and no shares have been recovered as of the date of this report.
Equity Incentive Plan [Member] | Subsequent Event [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)																	620,000
Stock Issued for Cash [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)											1,044,403
Payments of Stock Issuance Costs											$ 282,731
Proceeds from the Issuance of Equity, Net											193,641
Proceeds from Issuance of Common Stock											$ 474,700
Share Option Awards Issued to 3 Employees and 2 Consultants [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)											45,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 0.01
Minimum [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Invested Funds, Dividend Rate, Percentage													6.00%
Minimum [Member] | Subsequent Event [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)										$ 0.010
Maximum [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Invested Funds, Dividend Rate, Percentage													12.00%
Maximum [Member] | Subsequent Event [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)										$ 0.015
Regulation 144A Bond Offering [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Debt Instrument, Interest Rate Terms				no interest for years 1-3 and a low annual coupon rate of 6.5% for years 4-10 with a 10 year maturity date
Debt Instrument, Convertible, Terms of Conversion Feature				The bond may be convertible into common stock under certain circumstances.
Debt Instrument, Description				Rule 144A Securities Act of 1933 provides an exemption from the registration requirements of the Securities Act of 1933 for certain private transactions of minimum $100,000 units of restricted securities to qualified investors which generally are large institutional investors that own at least $100 million in investable assets.
Regulation 144A Bond Offering [Member] | Advisory Fee [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Payments of Debt Issuance Costs				$ 150,000
Stock Issued During Period, Value, Issued for Services			$ 75,000
Stock Issued During Period, Shares, Issued for Services (in Shares)			37,500
Accounts Payable						$ 75,000							$ 75,000			$ 75,000
Regulation 144A Bond Offering [Member] | Minimum [Member]
Stockholder's Equity and Deficit (Details) [Line Items]
Debt Instrument, Face Amount				$ 5,000,000